Segment Information (Details 3) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues	$ 6,903	$ 7,071	$ 7,255	$ 6,914	$ 7,283	$ 6,732	$ 7,049	$ 6,586	$ 28,143	$ 27,650	$ 26,251
Operating income	675	723	749	680	563	528	627	556	2,827	2,274	2,076
Intersegment eliminations
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									(2,005)	(1,752)	(1,331)
Operating income									(231)	(190)	(118)
Intersegment eliminations | Aerospace Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									132	121	129
Operating income									13	13	8
Intersegment eliminations | Electronic Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									684	650	482
Operating income									118	103	63
Intersegment eliminations | Information Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									623	474	354
Operating income									61	44	28
Intersegment eliminations | Technical Services
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									566	507	366
Operating income									39	30	19
Aerospace Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									10,910	10,419	9,825
Operating income									1,256	1,071	416
Electronic Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									7,613	7,671	7,048
Operating income									1,023	969	947
Information Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									8,395	8,536	8,174
Operating income									756	624	626
Technical Services
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales and service revenues									3,230	2,776	2,535
Operating income									$ 206	$ 161	$ 144